Employee Share Ownership Plans - Summary of Description of Plans (Parenthetical) (Detail)	12 Months Ended
Jun. 30, 2022 USD ($)
Shareplus [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum employee contributions to acquire shares	$ 5,000
Share Based Payments Vesting Period	3 years
Long-Term Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	5 years
Vesting percentage	100.00%
Long-Term Incentive Plan [member] | Peer Group Total Shareholder Return [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	67.00%
Long-Term Incentive Plan [member] | Index Total Shareholder Return [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	33.00%
Long-Term Incentive Plan [member] | Median Total Shareholder Return [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	25.00%
Short term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	2 years
Cash and deferred payment plan [member] | First tranche [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	2 years
Cash and deferred payment plan [member] | Second tranche [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	5 years
Bottom of range [member] | MAP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	1 year
Top of range [member] | MAP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	5 years